Transactions With Related Parties (Narrative) (Details) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($) employee	Oct. 31, 2015 USD ($) employee	Jan. 31, 2016 USD ($) employee	Jul. 31, 2015 USD ($) employee
Number of employees | employee	0	0	0	0
James H. Ballengee [Member]
Limited partner ownership interest		9.50%	6.60%	9.50%
Jamex Marketing, LLC [Member]
Revenues	$ 5.7	$ 4.4	$ 10.1	$ 9.4
Related Party Costs	1.0	0.6	1.6	8.4
Accounts Receivable, Related Parties	1.5	1.6	1.5	4.8
Accounts Payable, Related Parties	$ 0.1	$ 0.3	$ 0.1	$ 4.2